Taxes - Deferred Tax Credits (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	kr 5,027	kr 5,453
Unrecognized deferred tax credits tax value	1,114	kr 1,148
2025 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	32
Unrecognized deferred tax credits tax value	108
2026 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	121
Unrecognized deferred tax credits tax value	122
2027 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	33
Unrecognized deferred tax credits tax value	105
2028 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	1,376
Unrecognized deferred tax credits tax value	9
2029 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	2,132
Unrecognized deferred tax credits tax value	10
2030 or later [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	kr 1,333